Description of business	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of business
Note 1. Description of business
FTC Solar, Inc. (the “Company”, “we”, “our”, or “us”) was founded in 2017 and is incorporated in the state of Delaware. We are a global provider of advanced solar tracker systems, supported by proprietary software and value-added engineering services. Our mission is to provide differentiated products, software, and services that maximize energy generation and cost savings for our customers, and to help facilitate the continued growth and adoption of solar power globally. Trackers significantly increase the amount of solar energy produced at a solar installation by moving solar panels throughout the day to maintain an optimal orientation relative to the sun. Our tracker systems are currently marketed under the Voyager brand name (“Voyager Tracker” or “Voyager”). Voyager is a next-generation two-panel in-portrait single-axis tracker solution that we believe offers industry-leading performance and ease of installation. We have a team of dedicated renewable energy professionals with significant project installation experience focused on delivering cost reductions to our US and worldwide clients across the solar project development and construction cycle. Our solar solutions span a range of applications, including ground mount, tracker, canopy, and rooftop. The Company is headquartered in Austin, Texas, and has international subsidiaries in Australia, India, Singapore, and South Africa.
On January 13, 2017, the Company entered into an asset purchase agreement with SunEdison Utility Holdings, Inc. (“Seller”) to purchase all assets of the Seller, in addition to assuming any liabilities, for a total transaction price of $6 million. Seller discontinued its operations and filed for bankruptcy prior to the acquisition date. The assets purchased as part of this acquisition included intangible assets in the form of developed technology (AP90 tracker), software, and inventory. In connection with the acquisition, the Company was formed by the management team behind the AP90 tracker, a first-generation tracker based on a one-panel in-portrait, linked-row design. The management team utilized their design and construction experience, and their experience with installing and operating other competitive tracking solutions, to create the next-generation Voyager Tracker, which achieved product certification in 2019.
In April 2021, we completed an initial public offering (IPO) of 19,840,000 shares of our common stock receiving proceeds of $241.2 million, net of underwriting discounts and commissions, but before offering costs, and began trading on the Nasdaq Global Market under the symbol “FTCI”. Prior to the completion of the IPO, the board of directors and stockholders approved an approximately 8.25-for-1 forward stock split (the “Forward Stock Split”) of the Company’s shares of common stock which became effective on April 28, 2021. Proceeds from the IPO were used for general corporate purposes, with $54.2 million used to purchase an aggregate of 4,455,384 shares of our common stock, including shares resulting from the settlement of certain vested restricted stock units (“RSUs”) and exercise of certain options in connection with the IPO at the IPO price, less underwriting discounts and commissions.
We are an emerging growth company, as defined in the Jumpstart Our Business Startups (JOBS) Act. Under the JOBS Act, we elected to use the allowed extended transition period to delay adopting new or revised accounting standards until such time as those standards apply to private companies.